SUPPLEMENT TO THE

FIDELITY® VARIABLE INSURANCE PRODUCTS:

Funds of Variable Insurance Products Fund, Variable Insurance Products Fund II, and Variable Insurance Products Fund III
AGGRESSIVE GROWTH PORTFOLIO, ASSET MANAGERSM  PORTFOLIO, ASSET MANAGER: GROWTH®
PORTFOLIO, BALANCED PORTFOLIO, CONTRAFUND® PORTFOLIO, DYNAMIC CAPITAL APPRECIATION
PORTFOLIO, EQUITY-INCOME PORTFOLIO, GROWTH PORTFOLIO, GROWTH & INCOME PORTFOLIO,
GROWTH OPPORTUNITIES PORTFOLIO, HIGH INCOME PORTFOLIO, INDEX 500 PORTFOLIO,
INVESTMENT GRADE BOND PORTFOLIO, MID CAP PORTFOLIO, MONEY MARKET PORTFOLIO,
and OVERSEAS PORTFOLIO

Initial Class, Service Class, and Service Class 2

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2001

Effective June 15, 2001, Ms. Johnson serves as a Trustee for Variable Insurance Products Fund III. The following information replaces similar information found in the "Trustees and Officers" section on page 79.

*ABIGAIL P. JOHNSON (39), Trustee (2001), is Senior Vice President of VIP Aggressive Growth (2001), VIP Asset Manager (2001), VIP Asset Manager Growth (2001), VIP Balanced (2001), VIP Contrafund (2001), VIP Dynamic Capital Appreciation (2001), VIP Equity-Income (2001), VIP Growth (2001), VIP Growth & Income (2001), VIP Growth Opportunities (2001), VIP High Income (2001), VIP Index 500 (2001), VIP Investment Grade Bond (2001), VIP Mid Cap (2001), VIP Money Market (2001), and VIP Overseas (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Management & Research (Far East) Inc. (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the funds, is Ms. Johnson's father.

Effective June 15, 2001 Mr. Pozen serves as a Member of the Advisory Board. The following information replaces similar information found in the "Trustees and Officers" section on page 80.

ROBERT C. POZEN (55), Member of the Advisory Board (2001), is Vice Chairman of Fidelity Investments (2000). Previously, Mr. Pozen served as a Trustee and Senior Vice President of the Fidelity funds (1997-2001). In addition, he also served as President and a Director of FMR (1997-2001), Fidelity Management & Research (U.K.) Inc. (1997-2001), Fidelity Management & Research (Far East) Inc. (1997-2001), Fidelity Investments Money Management, Inc. (1998-2001), and FMR Co., Inc. (2000-2001); a Director of Strategic Advisers, Inc. (1999-2001); and General Counsel, Managing Director, and Senior Vice President of FMR Corp.

The following information supplements information found in the "Trustees and Officers" section on page 81.

PHILLIP L. BULLEN (42) is Vice President of VIP Index 500 (2001) and VIP Overseas (2001). Mr. Bullen also serves as Vice President of certain Equity Funds (2001) and certain High Income Bond Funds (2001). He is Senior Vice President of FMR (2001) and FMR Co., Inc. (2001). Before joining Fidelity, Mr. Bullen was President, Chief Investment Officer, and a founding partner for Santander Global Advisors (1997-2000) and President and Chief Executive Officer of Boston's Baring Asset Management Inc. (1977-1997).

The following information replaces similar information found in the "Trustees and Officers" section on page 81.

BART A. GRENIER (42) is Vice President of VIP Asset Manager (2001), VIP Asset Manager: Growth (2001), VIP Balanced (2001), VIP Equity-Income (2001), and VIP Growth & Income (2001). Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000. He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and Group Leader of Fidelity's Asset Allocation Group (2000) and Fidelity's Income Growth Group (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Bond Funds (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

The following information replaces similar information found in the "Trustees and Officers" section on page 81.

ROBERT A. LAWRENCE (48) is Vice President of VIP High Income (2000). Mr. Lawrence serves as Vice President of certain High Income Bond Funds (2000), Vice President of Fidelity Real Estate High Income Fund and Fidelity Real Estate High Income Fund II (1996), Vice President of certain Equity Funds (1997), and Senior Vice President of FMR Co., Inc. (2001) and FMR.

VIP/VIPII/VIPIIIB-01-02 October 1, 2001
1.483795.112

The following information replaces similar information found in the "Trustees and Officers" section on page 81.

RICHARD A. SPILLANE, JR. (50) is Vice President of VIP Aggressive Growth, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP Mid Cap and VIP Value. Mr. Spillane also serves as Vice President of certain Equity Funds. He is President and a Director of Fidelity Management & Research (U.K.) Inc. (2001) and Senior Vice President of FMR Co., Inc. (2001) and FMR (1997). Previously, Mr. Spillane served as Chief Investment Officer (Europe) for Fidelity International, Limited.

The following information supplements information found in the "Trustees and Officers" section on page 81.

STEPHEN M. DUFOUR (35) is Vice President of VIP Value (2001) and another fund advised by FMR. Prior to his current responsibilities, Mr. DuFour managed a variety of Fidelity funds.

The following information supplements information found in the "Trustees and Officers" section on page 81.

MARK J. NOTKIN (37) is Vice President of VIP Asset Manager (2001) and VIP Asset Manager: Growth (2001) and other funds advised by FMR. Prior to his current responsibilities, Mr. Notkin managed a variety of Fidelity funds.

The following information replaces the fourth footnote to the "Compensation Table" found in the "Trustees and Officers" section on page 84.

**** During the period from November 1, 2000 through March 28, 2001, Mr. Stavropoulos served as a Member of the Advisory Board of Variable Insurance Products Fund and Variable Insurance Products Fund II. Effective March 29, 2001, Mr. Stavropoulos serves as a Member of the Board of Trustees of Variable Insurance Products Fund and Variable Insurance Products Fund II. Effective November 1, 2000, Mr. Stavropoulos serves as a Member of the Advisory Board of Variable Insurance Products Fund III.

The following information replaces similar information found in the "Management Contracts" section on page 95.

Fees paid to FIMM by FMR on behalf of VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, and VIP Investment Grade Bond for the past two fiscal years are shown in the table below.

Fund	Fiscal Year Ended December 31	Fees Paid to FIMM
VIP Asset Manager	2000	$ 3,673,265
	1999	$ 4,234,234
VIP Asset Manager: Growth	2000	$ 179,238
	1999	$ 123,897
VIP Balanced	2000	$ 214,068
	1999	$ 188,556
VIP Investment Grade Bond	2000	$ 1,363,218
	1999	$ 1,527,431

The following information replaces similar information found in the "Description of the Trusts" section beginning on page 102.

Custodians. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of VIP Contrafund and VIP Mid Cap. State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, Massachusetts, is custodian of the assets of VIP Dynamic Capital Appreciation. The Chase Manhattan Bank, 1 Chase Manhattan Plaza, New York, New York, is custodian of the assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Equity-Income, VIP Growth & Income, and VIP Overseas. The Bank of New York, 110 Washington Street, New York, New York, is custodian of the assets of VIP High Income, VIP Investment Grade Bond, and VIP Money Market. Mellon Bank, N.A., One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania, is custodian of the assets of VIP Growth and VIP Growth Opportunities. Each custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Chase Manhattan Bank, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Growth, VIP Growth Opportunities, VIP High Income, VIP Investment Grade Bond, VIP Mid Cap, and VIP Money Market in connection with repurchase agreement transactions. The Bank of New York, headquartered in New York, also may serve as a special purpose custodian of certain assets of VIP Aggressive Growth, VIP Asset Manager, VIP Asset Manager: Growth, VIP Balanced, VIP Contrafund, VIP Dynamic Capital Appreciation, VIP Equity-Income, VIP Growth, VIP Growth & Income, VIP Growth Opportunities, VIP Mid Cap, and VIP Overseas in connection with repurchase agreement transactions.

BT is custodian of the assets of VIP Index 500. The custodian is responsible for the safekeeping of a fund's assets and the appointment of any subcustodian banks and clearing agencies. The Bank of New York and The Chase Manhattan Bank, each headquartered in New York, also may serve as special purpose custodian of certain assets in connection with repurchase agreement transactions.

FMR, its officers and directors, its affiliated companies, Members of the Advisory Board, and Members of the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of VIP Contrafund's, and VIP Mid Cap's custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships.